Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross realized gains on security sales
Available-for-sale securities:	$ 79	$ 14	$ 20
Equity securities:	33	381	864
Subtotal gross realized gains on security sales	112	395	884
Gross realized losses on security sales
Available-for-sale securities:	(520)	(263)	(599)
Equity securities:	(42)	(140)	(88)
Subtotal gross realized losses on security sales	(562)	(403)	(687)
Net realized gains (losses) on security sales
Available-for-sale securities:	(441)	(249)	(579)
Equity securities:	(9)	241	776
Subtotal net realized gains (losses) on security sales	(450)	(8)	197
Other assets
Gain	36	22	0
Net holding period gains (losses)
Hybrid securities	25	45	(82)
Equity securities	654	303	(2,018)
Subtotal net holding period gains (losses)	679	348	(2,100)
Impairment losses
Fixed-maturity securities	(1)	0	0
Other assets	0	(9)	(9)
Subtotal impairment losses	(1)	(9)	(9)
Total net realized gains (losses) on securities	264	353	(1,912)
U.S. government obligations
Gross realized gains on security sales
Available-for-sale securities:	64	12	11
Gross realized losses on security sales
Available-for-sale securities:	(443)	(64)	(434)
Net realized gains (losses) on security sales
Available-for-sale securities:	(379)	(52)	(423)
State and local government obligations
Gross realized losses on security sales
Available-for-sale securities:	(1)	0	(1)
Net realized gains (losses) on security sales
Available-for-sale securities:	(1)	0	(1)
Corporate and other debt securities
Gross realized gains on security sales
Available-for-sale securities:	13	1	8
Gross realized losses on security sales
Available-for-sale securities:	(54)	(86)	(88)
Net realized gains (losses) on security sales
Available-for-sale securities:	(41)	(85)	(80)
Residential mortgage-backed securities
Gross realized gains on security sales
Available-for-sale securities:	1	1	1
Net realized gains (losses) on security sales
Available-for-sale securities:	1	1	1
Commercial mortgage-backed securities
Gross realized gains on security sales
Available-for-sale securities:	1	0	0
Gross realized losses on security sales
Available-for-sale securities:	(22)	(107)	(72)
Net realized gains (losses) on security sales
Available-for-sale securities:	(21)	(107)	(72)
Other asset-backed securities
Gross realized losses on security sales
Available-for-sale securities:	0	(6)	(4)
Net realized gains (losses) on security sales
Available-for-sale securities:	0	(6)	(4)
Nonredeemable preferred stocks
Gross realized gains on security sales
Equity securities:	0	0	18
Gross realized losses on security sales
Equity securities:	(18)	(118)	(10)
Net realized gains (losses) on security sales
Equity securities:	(18)	(118)	8
Common equities
Gross realized gains on security sales
Equity securities:	33	381	846
Gross realized losses on security sales
Equity securities:	(24)	(22)	(78)
Net realized gains (losses) on security sales
Equity securities:	$ 9	$ 359	$ 768